INVENTORIES	6 Months Ended
Jun. 30, 2015
INVENTORIES [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES

	June 30,	December 31,
	2015	2014
	Unaudited

Raw materials	$174	$919
Finished products (*)	1,308	1,780

	$1,482	$2,699

(*)	Includes amounts of $282 and $1,208 at June 30, 2015 and December 31, 2014, respectively, with respect to inventory delivered to customers but for which revenue recognition criteria have not been met.